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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01466

                            Pioneer Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund

 Schedule of Investments  3/31/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 13.3%

 Coal & Consumable Fuels - 0.4%

 492,831

 Consol Energy, Inc.

 $

 26,430,527

 Integrated Oil & Gas - 7.8%

 2,129,710

 Chevron Corp.

 $

 228,794,745

 1,225,769

 ConocoPhillips, Inc.

 97,889,912

 997,321

 Exxon Mobil Corp.

 83,904,616

 818,099

 Hess Corp.

 69,710,216

 1,429,209

 Marathon Oil Corp.

 76,191,132

 $

 556,490,621

 Oil & Gas Drilling - 1.0%

 783,948

 Ensco Plc (b)

 $

 45,343,552

 344,982

 Helmerich & Payne, Inc. (b)

 23,696,814

 $

 69,040,366

 Oil & Gas Equipment & Services - 1.5%

 985,662

 McDermott International, Inc. *

 $

 25,025,958

 887,096

 Schlumberger, Ltd.

 82,730,573

 $

 107,756,531

 Oil & Gas Exploration & Production - 2.6%

 1,109,364

 Apache Corp.

 $

 145,237,935

 458,333

 Devon Energy Corp.

 42,061,219

 $

 187,299,154

 Total Energy

 $

 947,017,199

 Materials - 6.2%

 Aluminum - 0.7%

 3,012,994

 Alcoa, Inc. (b)

 $

 53,179,344

 Diversified Chemical - 0.8%

 1,074,838

 E.I. du Pont de Nemours & Co.

 $

 59,083,845

 Diversified Metals & Mining - 3.4%

 1,261,647

 Freeport-McMoRan Copper & Gold, Inc. (Class B)

 $

 70,084,491

 2,405,015

 Rio Tinto Plc

 169,200,181

 $

 239,284,672

 Industrial Gases - 0.7%

 741,415

 Airgas, Inc. (b)

 $

 49,244,784

 Specialty Chemicals - 0.6%

 776,011

 Ecolab, Inc.

 $

 39,592,081

 Total Materials

 $

 440,384,726

 Capital Goods - 10.9%

 Aerospace & Defense - 2.7%

 909,273

 General Dynamics Corp.

 $

 69,613,941

 462,571

 Lockheed Martin Corp.

 37,190,708

 977,776

 United Technologies Corp. (b)

 82,768,738

 $

 189,573,387

 Construction & Farm Machinery & Heavy Trucks - 4.3%

 654,874

 Caterpillar, Inc.

 $

 72,920,220

 888,968

 Deere & Co.

 86,132,110

 2,801,990

 PACCAR, Inc.

 146,684,177

 $

 305,736,507

 Electrical Component & Equipment - 1.6%

 1,104,532

 Emerson Electric Co.

 $

 64,537,805

 546,155

 Rockwell International Corp. (b)

 51,693,571

 $

 116,231,376

 Industrial Conglomerates - 1.5%

 655,662

 3M Co.

 $

 61,304,397

 2,316,305

 General Electric Co.

 46,441,915

 $

 107,746,312

 Industrial Machinery - 0.8%

 463,261

 Illinois Tool Works, Inc.

 $

 24,886,381

 315,362

 Parker Hannifin Corp.

 29,858,474

 $

 54,744,855

 Total Capital Goods

 $

 774,032,437

 Transportation - 4.6%

 Railroads - 4.6%

 1,281,360

 Canadian National Railway Co. (b)

 $

 96,447,967

 394,265

 CSX Corp.

 30,989,229

 2,824,709

 Norfolk Southern Corp.

 195,667,592

 $

 323,104,788

 Total Transportation

 $

 323,104,788

 Automobiles & Components - 4.3%

 Auto Parts & Equipment - 3.0%

 689,963

 BorgWarner, Inc. *

 $

 54,983,151

 3,802,683

 Johnson Controls, Inc.

 158,077,532

 $

 213,060,683

 Automobile Manufacturers - 1.3%

 5,008,640

 Ford Motor Corp. * (b)

 $

 74,678,822

 662,897

 General Motors Co. * (b)

 20,569,694

 $

 95,248,516

 Total Automobiles & Components

 $

 308,309,199

 Consumer Durables & Apparel - 1.0%

 Apparel, Accessories & Luxury Goods - 1.0%

 1,379,926

 Coach, Inc. (b)

 $

 71,811,349

 Total Consumer Durables & Apparel

 $

 71,811,349

 Media - 3.6%

 Publishing - 3.6%

 3,444,296

 John Wiley & Sons, Inc.

 $

 175,108,009

 2,092,262

 McGraw-Hill Co., Inc. (b)

 82,435,123

 $

 257,543,132

 Total Media

 $

 257,543,132

 Retailing - 3.8%

 Department Stores - 1.1%

 394,265

 Kohl's Corp.

 $

 20,911,816

 1,237,787

 Nordstrom, Inc. (b)

 55,551,881

 $

 76,463,697

 General Merchandise Stores - 1.6%

 2,251,941

 Target Corp.

 $

 112,619,569

 Home Improvement Retail - 0.8%

 2,282,004

 Lowe's Companies, Inc.

 $

 60,313,366

 Specialty Stores - 0.3%

 1,088,171

 Staples, Inc.

 $

 21,132,281

 Total Retailing

 $

 270,528,913

 Food & Drug Retailing - 3.4%

 Drug Retail - 2.2%

 1,196,396

 CVS/Caremark Corp.

 $

 41,060,311

 2,813,571

 Walgreen Co.

 112,936,740

 $

 153,997,051

 Food Distributors - 0.7%

 1,707,560

 Sysco Corp. (b)

 $

 47,299,412

 Hypermarkets & Supercenters - 0.5%

 740,232

 Wal-Mart Stores, Inc.

 $

 38,529,076

 Total Food & Drug Retailing

 $

 239,825,539

 Food, Beverage & Tobacco - 5.0%

 Packaged Foods & Meats - 4.4%

 1,797,058

 General Mills, Inc.

 $

 65,682,470

 1,485,146

 H.J. Heinz Co., Inc.

 72,504,828

 1,897,399

 Hershey Foods Corp. (b)

 103,123,636

 666,800

 Kellogg Co.

 35,993,864

 1,162,588

 Kraft Foods, Inc.

 36,458,760

 $

 313,763,558

 Soft Drinks - 0.6%

 643,923

 PepsiCo, Inc.

 $

 41,475,080

 Total Food, Beverage & Tobacco

 $

 355,238,638

 Household & Personal Products - 2.6%

 Household Products - 1.8%

 298,951

 Clorox Co. (b)

 $

 20,947,497

 1,317,337

 Colgate-Palmolive Co.

 106,388,136

 $

 127,335,633

 Personal Products - 0.8%

 572,965

 Estee Lauder Co.

 $

 55,210,907

 Total Household & Personal Products

 $

 182,546,540

 Health Care Equipment & Services - 7.4%

 Health Care Distributors - 0.3%

 519,744

 Cardinal Health, Inc.

 $

 21,377,071

 Health Care Equipment - 6.8%

 888,081

 Baxter International, Inc.

 $

 47,752,115

 1,518,215

 Becton, Dickinson & Co.

 120,880,278

 938,941

 C. R. Bard, Inc. (b)

 93,246,231

 640,680

 Covidien, Ltd.

 33,276,919

 781,728

 Medtronic, Inc.

 30,760,997

 3,301,967

 Smith & Nephew Plc

 37,399,856

 1,490,419

 St. Jude Medical, Inc.

 76,398,878

 739,246

 Stryker Corp. (b)

 44,946,157

 $

 484,661,431

 Health Care Services - 0.3%

 361,692

 Medco Health Solutions, Inc. *

 $

 20,312,623

 Total Health Care Equipment & Services

 $

 526,351,125

 Pharmaceuticals & Biotechnology - 4.5%

 Biotechnology - 0.4%

 538,070

 Amgen, Inc. *

 $

 28,759,842

 Pharmaceuticals - 4.1%

 1,577,749

 Abbott Laboratories, Inc.

 $

 77,388,588

 825,824

 Eli Lilly & Co.

 29,044,230

 596,227

 Johnson & Johnson Co.

 35,326,450

 727,027

 Merck & Co., Inc.

 23,999,161

 2,759,853

 Pfizer, Inc.

 56,052,614

 1,359,307

 Teva Pharmaceutical Industries, Ltd.

 68,196,432

 $

 290,007,475

 Total Pharmaceuticals & Biotechnology

 $

 318,767,317

 Banks - 2.7%

 Diversified Banks - 1.8%

 926,522

 Comerica, Inc. (b)

 $

 34,021,888

 1,952,202

 U.S. Bancorp

 51,596,699

 1,328,869

 Wells Fargo  & Co.

 42,125,147

 $

 127,743,734

 Regional Banks - 0.9%

 2,956,985

 KeyCorp

 $

 26,258,027

 640,680

 PNC Bank Corp.

 40,356,433

 $

 66,614,460

 Total Banks

 $

 194,358,194

 Diversified Financials - 8.3%

 Asset Management & Custody Banks - 5.4%

 709,676

 Franklin Resources, Inc.

 $

 88,766,274

 1,094,084

 Northern Trust Corp.

 55,524,763

 1,577,059

 State Street Corp.

 70,873,031

 1,492,975

 T. Rowe Price Associates, Inc. (b)

 99,163,400

 2,121,243

 The Bank of New York Mellon Corp.

 63,361,528

 $

 377,688,996

 Consumer Finance - 0.4%

 649,157

 American Express Co.

 $

 29,341,896

 Diversified Financial Services - 1.5%

 3,549,565

 Bank of America Corp.

 $

 47,315,701

 1,264,604

 J.P. Morgan Chase & Co.

 58,298,244

 $

 105,613,945

 Investment Banking & Brokerage - 0.6%

 1,601,291

 Morgan Stanley Co.

 $

 43,747,270

 Specialized Finance - 0.4%

 98,566

 CME Group, Inc.

 $

 29,722,577

 Total Diversified Financials

 $

 586,114,684

 Insurance - 2.5%

 Property & Casualty Insurance - 2.5%

 2,314,728

 Chubb Corp. (b)

 $

 141,915,974

 591,397

 The Travelers Companies, Inc.

 35,176,294

 $

 177,092,268

 Total Insurance

 $

 177,092,268

 Software & Services - 3.6%

 Application Software - 0.6%

 1,222,615

 Adobe Systems, Inc. *

 $

 40,541,913

 Data Processing & Outsourced Services - 1.7%

 1,142,579

 Automatic Data Processing, Inc.

 $

 58,625,728

 544,874

 DST Systems, Inc.

 28,780,245

 543,346

 Fiserv, Inc. * (b)

 34,078,661

 $

 121,484,634

 IT Consulting & Other Services - 0.7%

 297,177

 IBM Corp.

 $

 48,460,653

 Systems Software - 0.6%

 1,182,794

 Microsoft Corp.

 $

 29,995,656

 443,548

 Oracle Corp.

 14,801,197

 $

 44,796,853

 Total Software & Services

 $

 255,284,053

 Technology Hardware & Equipment - 4.7%

 Communications Equipment - 2.0%

 1,823,474

 Cisco Systems, Inc.

 $

 31,272,579

 308,019

 Motorola Mobility Holdings, Inc. * (b)

 7,515,664

 352,021

 Motorola Solutions, Inc. *

 15,731,818

 3,921,554

 Nokia Corp. (A.D.R.) (b)

 33,372,425

 492,831

 Qualcomm, Inc.

 27,021,924

 492,831

 Research In Motion, Inc. * (b)

 27,879,450

 $

 142,793,860

 Computer Hardware - 1.6%

 2,688,107

 Hewlett-Packard Co.

 $

 110,131,744

 Office Electronics - 1.1%

 1,839,097

 Canon, Inc. (A.D.R.) (b)

 $

 79,724,855

 Total Technology Hardware & Equipment

 $

 332,650,459

 Semiconductors - 4.6%

 Semiconductor Equipment - 1.3%

 2,953,535

 Applied Materials, Inc.

 $

 46,134,217

 931,450

 ASM Lithography Holdings NV (b)

 41,449,525

 $

 87,583,742

 Semiconductors - 3.3%

 739,246

 Altera Corp. (b)

 $

 32,541,609

 1,675,625

 Analog Devices, Inc.

 65,986,113

 2,836,242

 Intel Corp.

 57,207,001

 2,319,755

 Texas Instruments, Inc.

 80,170,733

 $

 235,905,456

 Total Semiconductors

 $

 323,489,198

 Telecommunication Services - 1.6%

 Integrated Telecommunication Services - 1.6%

 2,267,022

 AT&T Corp.

 $

 69,370,873

 242,822

 Frontier Communications Corp. (b)

 1,995,997

 1,011,591

 Verizon Communications, Inc.

 38,986,717

 $

 110,353,587

 Total Telecommunication Services

 $

 110,353,587

 Utilities - 1.2%

 Electric Utilities - 0.8%

 586,469

 PPL Corp.

 $

 14,837,666

 1,075,751

 Southern Co.

 40,996,871

 $

 55,834,537

 Multi-Utilities - 0.4%

 931,549

 Public Service Enterprise Group, Inc.

 $

 29,353,109

 Total Utilities

 $

 85,187,646

 TOTAL COMMON STOCKS

 (Cost  $4,100,031,684)

 $

 7,079,990,991

 Principal

 Amount ($)

 TEMPORARY CASH INVESTMENTS -4.7%

 Securities Lending Collateral  - 4.7% (c)

 Certificates of Deposit:

 9,546,356

 Bank of Nova Scotia, 0.31%, 9/29/11

 $

 9,546,356

 6,682,449

 BBVA Group NY, 1.05%, 7/26/11

 6,682,449

 9,546,356

 BNP Paribas Bank NY, 0.34%, 5/9/11

 9,546,356

 9,546,356

 Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11

 9,546,356

 9,546,356

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 9,546,356

 4,772,972

 National Australia Bank NY, 0.32%, 10/19/11

 4,772,972

 9,546,356

 Nordea NY, 0.3%, 4/13/11

 9,546,356

 9,546,356

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 9,546,356

 9,546,356

 Royal Bank of Canada NY, 0.38%, 12/2/11

 9,546,356

 9,546,356

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 9,546,356

 4,773,178

 SOCGEN NY, 0.25%, 4/11/11

 4,773,178

 3,818,542

 SOCGEN NY, 0.37%, 6/10/11

 3,818,542

 9,546,356

 Svenska NY, 0.28%, 5/12/11

 9,546,356

 9,546,356

 Westpac Banking Corp. NY, 0.38%, 12/6/11

 9,546,356

 $

 115,510,701

 Commercial Paper:

 3,818,542

 American Honda Finance, 0.35%, 1/11/12

 $

 3,818,542

 3,825,124

 American Honda Finance, 1.06%, 6/20/11

 3,825,124

 3,501,411

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 3,501,411

 3,816,325

 BBVLON, 0.55%, 5/9/11

 3,816,325

 5,726,445

 BBVLON, 0.43%, 4/21/11

 5,726,445

 9,540,787

 BCSFUN, 0.25%, 6/24/11

 9,540,787

 8,588,555

 CBAPP, 0.26%, 5/23/11

 8,588,555

 9,706,492

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 9,706,492

 9,546,679

 Federal Home Loan Bank, 0.31%, 6/1/11

 9,546,679

 954,476

 General Electric Capital Corp., 0.39%, 6/6/11

 954,476

 4,773,556

 General Electric Capital Corp., 0.39%, 4/28/11

 4,773,556

 7,634,963

 HSBC, 0.25%, 5/11/11

 7,634,963

 4,585,964

 JPMorgan Chase & Co., 0.43%, 12/21/11

 4,585,964

 3,346,447

 JPMorgan Chase & Co., 1.06%, 6/13/11

 3,346,447

 4,771,196

 NABPP, 0.25%, 6/1/11

 4,771,196

 7,630,898

 NORDNA, 0.27%, 7/18/11

 7,630,898

 7,636,597

 PARFIN, 0.23%, 4/11/11

 7,636,597

 4,767,678

 SANCPU, 0.68%, 6/1/11

 4,767,678

 5,727,393

 SANCPU, 0.44%, 4/7/11

 5,727,393

 5,718,870

 SANCPU, 0.73%, 6/17/11

 5,718,870

 4,772,549

 SOCNAM, 0.37%, 4/14/11

 4,772,549

 4,771,608

 SOCNAM, 0.37%, 5/3/11

 4,771,608

 9,546,356

 Toyota Motor Credit Corp., 0.38%, 9/8/11

 9,546,356

 5,726,997

 VARFUN, 0.27%, 4/20/11

 5,726,997

 2,866,936

 Wachovia, 0.46%, 3/1/12

 2,866,936

 3,820,244

 Wachovia, 0.43%, 10/15/11

 3,820,244

 1,910,782

 Wells Fargo & Co., 0.39%, 1/24/12

 1,910,782

 $

 149,033,870

 Tri-party Repurchase Agreements:

 4,894,798

 Barclays Capital Plc, 0.12%, 4/1/11

 $

 4,894,798

 19,092,711

 HSBC Bank USA NA, 0.13%, 4/1/11

 19,092,711

 14,319,533

 RBS Securities, Inc., 0.12%, 4/1/11

 14,319,533

 $

 38,307,042

 Shares

 Money Market Mutual Funds:

 15,274,168

 Dreyfus Preferred Money Market Fund

 $

 15,274,168

 15,274,169

 Fidelity Prime Money Market Fund

 15,274,169

 $

 30,548,337

 Total Securities Lending Collateral

 $

 333,399,950

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $333,399,950)

 $

 333,399,950

 TOTAL INVESTMENT IN SECURITIES - 104.5%

 (Cost  $4,433,431,634) (a)

 $

 7,413,390,941

 OTHER ASSETS AND LIABILITIES - (4.5)%

 $

 (316,445,440)

 TOTAL NET ASSETS - 100.0%

 $

 7,096,945,501

 *

 Non-Income producing security.

 (a)

 At March 31, 2011, the net unrealized loss on investments based on cost for federal Income tax purposes of $4,433,431,634 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 3,116,403,386

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (136,444,079)

 Net unrealized gain

 $

 2,979,959,307

 (b)

 At March 31, 2011, the following securities were out on loan:

 Shares

 Description

 Value

            41,600

 Airgas, Inc.

 $

             2,818,400

          296,900

 Alcoa, Inc.

             5,344,200

            21,400

 Altera Corp.

                957,650

          836,100

 ASM Lithography Holdings NV

           37,835,925

          828,800

 C. R. Bard, Inc.

           83,501,600

          158,700

 Canadian National Railway Co.

           12,061,200

          370,600

 Canon, Inc. (A.D.R.)

           16,897,600

            94,800

 Chubb Corp.

             5,901,300

          274,000

 Clorox Co.

           19,591,000

            22,100

 Coach, Inc.

             1,182,350

          150,900

 Comerica, Inc.

             5,658,750

          570,300

 Ensco Plc

           34,069,525

                 300

 Fiserv, Inc. *

                  19,200

            56,800

 Ford Motor Corp. *

                866,200

              5,900

 Frontier Communications Corp.

                  48,675

            11,100

 General Motors Co. *

                357,975

            14,100

 Helmerich & Payne, Inc.

                972,900

          403,700

 Hershey Foods Corp.

           22,607,200

            12,100

 McGraw-Hill Co., Inc.

                496,100

            33,500

 Motorola Mobility Holdings, Inc. *

                845,875

       3,938,800

 Nokia Corp. (A.D.R.)

           35,449,200

            34,800

 Nordstrom, Inc.

             1,600,800

          201,700

 Research In Motion, Inc. *

           11,749,025

            12,100

 Rockwell International Corp.

             1,161,600

          129,900

 Stryker Corp.

             8,053,800

          288,200

 Sysco Corp.

             8,213,700

          155,000

 T. Rowe Price Associates, Inc.

           10,501,250

            56,200

 United Technologies Corp.

             4,833,200

 Total

 $

         333,596,200

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
7,079,990,991

$
-

$
-

$
7,079,990,991

 Temporary Cash Investments

-

302,851,613

-

302,851,613

 Money Market Mutual Funds

30,548,337

-

-

30,548,337

 Total

$
7,110,539,328

$
302,851,613

$
-

$
7,413,390,941

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.